Investments in affiliates and investments in available-for-sale securities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance sheet
Cash and cash equivalents, including restricted cash	$ 111,184	$ 78,727	$ 150,774	$ 134,190
Current assets	194,857	168,001
Non-current assets	1,776,468	1,974,854
Current liabilities	592,782	225,273
Non-current liabilities	1,412,826	1,758,557
Income Statement
Revenue	416,718	482,449	505,686
Net (loss)/income	(188,605)	(184,452)	(265,511)
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash	30,728	30,402
Current assets	60,780	75,990
Non-current assets	1,146,489	1,177,527
Current liabilities	253,252	79,784
Long- term debt including current portion, net	486,857	489,028
Non-current liabilities	299,187	445,714
Income Statement
Revenue	226,771	219,379	231,361
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II		(62,134)	(13,081)
Net (loss)/income	(68,541)	(62,134)	(13,081)
Navios Acquisition
Balance sheet
Cash and cash equivalents, including restricted cash	41,357	44,051
Current assets	140,605	114,008
Non-current assets	1,428,392	1,441,947
Current liabilities	805,860	241,939
Long- term debt including current portion, net	1,076,587	1,173,117
Non-current liabilities	433,280	1,000,164
Income Statement
Revenue	361,438	280,117	187,946
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II		(65,707)	(82,233)
Net (loss)/income	27,465	(65,707)	(82,233)
Navios Europe I
Income Statement
Revenue		36,822	34,885
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II		(18,575)	(22,881)
Net (loss)/income		(18,575)	(3,197)
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash	0	27,431
Current assets	0	32,249
Non-current assets	0	179,688
Current liabilities	0	57,078
Long- term debt including current portion, net	0	89,025
Non-current liabilities	0	163,123
Income Statement
Revenue	17,059	46,718	49,870
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II		(30,203)	(12,899)
Net (loss)/income	(26,661)	(30,203)	$ (12,169)
Navios Containers
Balance sheet
Cash and cash equivalents, including restricted cash	7,573	18,109
Current assets	16,684	29,450
Non-current assets	414,106	430,852
Current liabilities	39,862	71,397
Long- term debt including current portion, net	232,159	245,658
Non-current liabilities	199,383	198,925
Income Statement
Revenue	127,188	141,532
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II		7,507
Net (loss)/income	$ 3,348	$ 7,507